FORM 13F

                                  UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION SEC USE ONLY
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                 Report for the Calendar Quarter Ended 6/30/00

If amended report check here:  |_|
Name of Institutional Investment Manager: Midas Management Corporation

11 Hanover Square, 12th Floor       New York       NY         10005
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Business Address  (Street)           (City)      (State)       (Zip)

Thomas B. Winmill, (212) 785-0900, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
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     The  institutional   investment   manager  submitting  this  Form  and  its
attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 9th day of August, 1999.


                                          ___Midas Management Corporation_______
                                      (Name of Institutional Investment Manager)

                                          ___*Thomas B. Winmill_________________
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Report Type (Check only one.):

[X]    13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   87

Form 13F Information Table Value Total: $ 85,350
                                            (thousands)

     NAME OF ISSUER                   TITLE OF CLASS                  CUSIP      MARKET VALUE  SHARES PAR VALUE  SH/PRN

D    Amr Corp-del                     Common Stock                  001765106         814             30,800      SH
D    Randgold Resources               Common Stock            0051796       S         750            200,000      SH
D    African Mineral Corp             Foreign Stock             00828N109   O           0             37,699      SH
D    Agilent Technologies Inc         Common Stock                  00846U101         371              5,034      SH
D    Agnico-eagle Mines               Common Stock                  008474108          64             10,000      SH
D    American International Group     Common Stock                  026874107       2,315             19,700      SH
D    Anglo American Plc-spons Adr     Common Stock                  03485P102         666             14,000      SH
D    Anglogold Limited                Common Stock                  035128206       2,221            108,000      SH
D    Barrick Gold Corp                Common Stock                  067901108       9,821            540,000      SH
D    Battle Mountain Gold Co          Common Stock                  071593107         613            280,000      SH
D    Berkshire Hathaway Inc.- Cl B    Common Stock                  084670207       1,760              1,000      SH
D    Broken Hill Proprietry -adr      Common Stock                  112169602       2,019             85,000      SH
D    Caremark Rx Inc                  Common Stock                  141705103         136             20,000      SH
D    China Telecom Hk Ltd- Sp Adr     Common Stock - Adr            169428109         409              2,300      SH
D    Cisco Systems Inc                Common Stock                  17275R102         400              6,300      SH
D    Citigroup Inc                    Common Stock                  172967101       2,103             34,900      SH
D    Armada Gold Corporation          Foreign Stock           2022444       S           0          3,114,600      SH
D    Buenaventura-spon Adr            Common Stock                  204448104         104              6,000      SH
D    Corning Inc                      Common Stock                  219350105       3,090             11,450      SH
D    Franco Nevada Mining             Foreign Stock           2350651       S       1,905            165,000      SH
D    Dallas Gold & Silver Exch        Common Stock                  235077104         300             40,000      SH
D    Lyon Lake Mines Ltd              Foreign Stock           2388425       S          57            600,000      SH
D    De Beers Cons Mines - Adr        Common Stock                  240253302       1,918             79,000      SH
D    Iamgold Corporation              Foreign Stock           2446646       S         577            280,000      SH
D    Kinross Gold Corp                Foreign Stock           2492315       S         915          1,026,000      SH
D    Byg Natural Resources            Foreign Stock           2511845       S           0          2,600,000      SH
D    Deutsche Telekom Ag-spon Adr     Common Stock - Adr            251566105         244              4,300      SH
D    Meridian Gold Inc                Foreign Stock           2553698       S       3,950            650,000      SH
D    Rio Narcea Gold Mines            Foreign Stock           2744469       S       1,312          1,567,000      SH
D    St. Genevieve                    Foreign Stock           2767358       S           9            680,000      SH
D    El Paso Energy Corp              Common Stock                  283905107       1,019             20,000      SH
D    Teck Corp Cl B                   Foreign Stock           2879327       S         573             84,000      SH
D    Enron Corp                       Common Stock                  293561106       1,290             20,000      SH
D    Ericsson (l.m.) Tel -adr         Common Stock                  294821400         576             28,800      SH
D    France Telecom  -adr             Common Stock                  35177Q105         285              2,000      SH
D    Freeport-mcmoran Copper&gold A   Common Stock                  35671D105       1,141            125,000      SH
D    Freeport-mcmoran Copper&gold B   Common Stock                  35671D857       1,503            162,500      SH
D    General Electric Co.             Common Stock                  369604103          40                750      SH
D    Glamis Gold Ltd                  Common Stock                  376775102         649            335,000      SH
D    Gold Fields Ltd Adr              Common Stock                  38059T106         898            230,000      SH
D    Golden Cycle Gold Corp           Common Stock                  380894105       2,316            398,400      SH
D    Goldcorp Inc-cl A                Common Stock                  380956102         138             19,200      SH
D    Harmony Gold-spons Adr           Common Stock - Adr            413216300         651            117,000      SH
D    Hewlett-packard Co.              Common Stock                  428236103       1,648             13,200      SH
D    Homestake Mining                 Common Stock                  437614100       2,200            320,000      SH
D    Intel Corp                       Common Stock                  458140100       1,965             14,700      SH
D    Intl Business Machines Corp.     Common Stock                  459200101          33                300      SH
D    Kansas City Southern             Common Stock                  485170104       2,235             25,200      SH
D    Lucent Technologies Inc.         Common Stock                  549463107       1,825             30,800      SH
D    Lyon Lake Mines Ltd              Warrants                      552031916           0          1,000,000      SH
D    Meridian Gold Inc                Common Stock                  589975101         123             20,000      SH
D    Monogensis Corp                  Common Stock-myr              60975R105           0                  1      SH
D    Morgan St Dean Witter            Common Stock                  617446448       2,181             26,200      SH
D    Motorola Inc.                    Common Stock                  620076109       3,418            117,600      SH
D    Gold Fields Ltd.                 Foreign Stock           6280215       S       1,575            400,000      SH
D    Challenge Systems Warrants       Warrants                      63528P972           0             75,540      SH
D    News Corp Ltd Warrants           Warrants                      650993959         854             35,000      SH
D    Newmont Mining Corp              Common Stock                  651639106       2,033             94,000      SH
D    News Corp Ltd-adr                Common Stock                  652487703          49                900      SH
D    Nokia Corp. Spons-adr            Common Stock - Adr            654902204         999             20,000      SH
D    Newcrest Mining Ltd              Foreign Stock           6637101       S         630            234,000      SH
D    Normandy Mining Ltd              Foreign Stock           6645201       S          35             65,000      SH
D    Pasminco                         Common Stock            6671080       S         460            864,000      SH
D    Anglo American Platinum          Foreign Stock           6761000       S         620             21,500      SH
D    Oracle Corporation               Common Stock                  68389X105         664              7,900      SH
D    Opus 360 Corp                    Common Stock                  68400F109           0                 10      SH
D    Pfizer Inc                       Common Stock                  717081103          26                550      SH
D    Philip Morris Companies Inc      Common Stock                  718154107       2,109             79,400      SH
D    Placer Dome Inc                  Common Stock                  725906101          46              4,800      SH
D    Rio Tinto                        Common Stock                  767204100       1,305             20,000      SH
D    Sabre Holdings Corp              Common Stock                  785905100         634             22,257      SH
D    Schering-plough                  Common Stock                  806605101       2,247             44,500      SH
D    Security Investments Gp Inc      Common Stock                  814341103           2              3,890      SH
D    Stillwater Mining Co             Common Stock                  86074Q102         530             19,000      SH
D    Sun Microsystems Inc             Common Stock                  866810104         527              5,800      SH
D    Telefonica De Espana - Adr       Common Stock - Adr            879382208         275              4,300      SH
D    Telefonos De Mexico-cl L Adr     Common Stock                  879403780         446              7,800      SH
D    Terex Corp                       Common Stock                  880779103         452             32,000      SH
D    Texas Instruments, Inc.          Common Stock                  882508104       1,868             27,200      SH
D    Usec Inc                         Common Stock                  90333E108         620            134,000      SH
D    Vodafone Airtouch Plc Sp Adr     Common Stock - Adr            92857T107         298              7,200      SH
D    Wmc Limited Adr`                 Common Stock                  928947100         119              6,600      SH
D    Whitehall Jewellers Inc          Common Stock                  965063100         261             14,000      SH
D    Yahoo! Inc                       Common Stock                  984332106          25                200      SH
D    Oxus Resources Pp                Common Stock                  9961299X2           0            333,334      SH
D    San Kung Investment              Common Stock                  9979849S0           0            400,000      SH
D    Dynasty Motorcar Corp            Foreign Stock           CA2681341038  I          92            101,000      SH

                                                                                   85,350          18,414,415

                                                      INVESTMT      OTHER                     VOTING AUTHORITY
    NAME OF ISSUER                      PUT/CALL      DISCRETN     MANAGERS       SOLE        SHARED      OTHER

D   Amr Corp-del                                        SOLE                     30,800
D   Randgold Resources                                  SOLE                    200,000
D   African Mineral Corp                                SOLE                     37,699
D   Agilent Technologies Inc                            SOLE                      5,034
D   Agnico-eagle Mines                                  SOLE                     10,000
D   American International Group                        SOLE                     19,700
D   Anglo American Plc-spons Adr                        SOLE                     14,000
D   Anglogold Limited                                   SOLE                    108,000
D   Barrick Gold Corp                                   SOLE                    540,000
D   Battle Mountain Gold Co                             SOLE                    280,000
D   Berkshire Hathaway Inc.- Cl B                       SOLE                      1,000
D   Broken Hill Proprietry -adr                         SOLE                     85,000
D   Caremark Rx Inc                                     SOLE                     20,000
D   China Telecom Hk Ltd- Sp Adr                        SOLE                      2,300
D   Cisco Systems Inc                                   SOLE                      6,300
D   Citigroup Inc                                       SOLE                     34,900
D   Armada Gold Corporation                             SOLE                  3,114,600
D   Buenaventura-spon Adr                               SOLE                      6,000
D   Corning Inc                                         SOLE                     11,450
D   Franco Nevada Mining                                SOLE                    165,000
D   Dallas Gold & Silver Exch                           SOLE                     40,000
D   Lyon Lake Mines Ltd                                 SOLE                    600,000
D   De Beers Cons Mines - Adr                           SOLE                     79,000
D   Iamgold Corporation                                 SOLE                    280,000
D   Kinross Gold Corp                                   SOLE                  1,026,000
D   Byg Natural Resources                               SOLE                  2,600,000
D   Deutsche Telekom Ag-spon Adr                        SOLE                      4,300
D   Meridian Gold Inc                                   SOLE                    650,000
D   Rio Narcea Gold Mines                               SOLE                  1,567,000
D   St. Genevieve                                       SOLE                    680,000
D   El Paso Energy Corp                                 SOLE                     20,000
D   Teck Corp Cl B                                      SOLE                     84,000
D   Enron Corp                                          SOLE                     20,000
D   Ericsson (l.m.) Tel -adr                            SOLE                     28,800
D   France Telecom  -adr                                SOLE                      2,000
D   Freeport-mcmoran Copper&gold A                      SOLE                    125,000
D   Freeport-mcmoran Copper&gold B                      SOLE                    162,500
D   General Electric Co.                                SOLE                        750
D   Glamis Gold Ltd                                     SOLE                    335,000
D   Gold Fields Ltd Adr                                 SOLE                    230,000
D   Golden Cycle Gold Corp                              SOLE                    398,400
D   Goldcorp Inc-cl A                                   SOLE                     19,200
D   Harmony Gold-spons Adr                              SOLE                    117,000
D   Hewlett-packard Co.                                 SOLE                     13,200
D   Homestake Mining                                    SOLE                    320,000
D   Intel Corp                                          SOLE                     14,700
D   Intl Business Machines Corp.                        SOLE                        300
D   Kansas City Southern                                SOLE                     25,200
D   Lucent Technologies Inc.                            SOLE                     30,800
D   Lyon Lake Mines Ltd                                 SOLE                  1,000,000
D   Meridian Gold Inc                                   SOLE                     20,000
D   Monogensis Corp                                     SOLE                          1
D   Morgan St Dean Witter                               SOLE                     26,200
D   Motorola Inc.                                       SOLE                    117,600
D   Gold Fields Ltd.                                    SOLE                    400,000
D   Challenge Systems Warrants                          SOLE                     75,540
D   News Corp Ltd Warrants                              SOLE                     35,000
D   Newmont Mining Corp                                 SOLE                     94,000
D   News Corp Ltd-adr                                   SOLE                        900
D   Nokia Corp. Spons-adr                               SOLE                     20,000
D   Newcrest Mining Ltd                                 SOLE                    234,000
D   Normandy Mining Ltd                                 SOLE                     65,000
D   Pasminco                                            SOLE                    864,000
D   Anglo American Platinum                             SOLE                     21,500
D   Oracle Corporation                                  SOLE                      7,900
D   Opus 360 Corp                                       SOLE                         10
D   Pfizer Inc                                          SOLE                        550
D   Philip Morris Companies Inc                         SOLE                     79,400
D   Placer Dome Inc                                     SOLE                      4,800
D   Rio Tinto                                           SOLE                     20,000
D   Sabre Holdings Corp                                 SOLE                     22,257
D   Schering-plough                                     SOLE                     44,500
D   Security Investments Gp Inc                         SOLE                      3,890
D   Stillwater Mining Co                                SOLE                     19,000
D   Sun Microsystems Inc                                SOLE                      5,800
D   Telefonica De Espana - Adr                          SOLE                      4,300
D   Telefonos De Mexico-cl L Adr                        SOLE                      7,800
D   Terex Corp                                          SOLE                     32,000
D   Texas Instruments, Inc.                             SOLE                     27,200
D   Usec Inc                                            SOLE                    134,000
D   Vodafone Airtouch Plc Sp Adr                        SOLE                      7,200
D   Wmc Limited Adr`                                    SOLE                      6,600
D   Whitehall Jewellers Inc                             SOLE                     14,000
D   Yahoo! Inc                                          SOLE                        200
D   Oxus Resources Pp                                   SOLE                    333,334
D   San Kung Investment                                 SOLE                    400,000
D   Dynasty Motorcar Corp                               SOLE                    101,000

                                                                              18,414,415